Investment Contract Liabilities - Summary of Contractual Obligations and Commitments Relating to Investment Contracts (Detail) $ in Millions	Dec. 31, 2018 CAD ($)
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	$ 5,473
Less than 1 year [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	193
1 to 3 years [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	492
3 to 5 years [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	476
Over 5 years [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	$ 4,312